Thrivent Money Market Fund Performance Management - Thrivent Money Market Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table beneath it provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index. The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period. On February 1, 2016, the Fund changed its investment strategies from those of a prime money market fund to those of a government money market fund. The Fund’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at thriventfunds.com or by calling 800-847-4836. The Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, an appropriate broad-based securities market index that represents the overall domestic debt market in which the Fund may invest. The index description appears in the "Index Descriptions" section of the prospectus.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table beneath it provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index.
Bar Chart [Heading]	Year-by-Year Total Return Class A Shares
Bar Chart Closing [Text Block]	Best Quarter:Q3 2024+1.30%Worst Quarter:Q2 2022+0.00%
Performance Table Heading	Average Annual Total Returns (Periods Ending December 31, 2025)
Performance Table Narrative	The 7-day yield for Class A shares for the period ended December 31, 2025 was 3.50%. You may call 800-847-4836 to obtain the Fund’s current yield information.
Money Market Seven Day Yield, Caption [Optional Text]	The 7-day yield for Class A shares for the period ended December 31, 2025
Money Market Seven Day Yield Phone	800-847-4836
Money Market Seven Day Yield	3.50%
Performance Availability Website Address [Text]	thriventfunds.com
Performance Availability Phone [Text]	800-847-4836
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none	[1]
Lowest Quarterly Return, Date	Jun. 30, 2022

[1]	The Fund’s performance was also 0.00% for Q1 ’16 through Q3 ’17 and Q3 ’20 through Q2 ‘22.